Operating lease receivables - Net	12 Months Ended
Dec. 31, 2025
Operating Lease [Abstract]
Operating lease receivables - Net	Operating lease receivables - Net
i.The aging profile of operating lease receivables as of the dates indicated below are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

0-30 days	$8,091,816	$3,926,519	$9,338,540
30-60 days	19,157	12,684	335,498
60-90 days	46,649	109,356	146,708
Over 90 days	612,257	632,461	280,086

Total	$8,769,879	$4,681,020	$10,100,832
Pursuant to the lease agreements, rental payments should be received within 30 days following their due date; thereafter the payment is considered past due. As shown in the table above, 92%, 84%, and 92% of all operating lease receivables are current at December 31, 2025, 2024 and 2023, respectively.
All rental payments past due are monitored by the Entity; for receivables outstanding from 30 to 90 days’ efforts are made to collect payment from the respective client. Operating lease receivables outstanding for more than 30 days but less than 60 days represent 0.2%, 0.3% and 3.0% of all operating lease receivables at December 31, 2025, 2024 and 2023, respectively. Operating lease receivables outstanding for more than 60 and less than 90 days represent 1%, 2%, and 1% of all operating lease receivable at December 31, 2025, 2024 and 2023. Operating lease receivables outstanding greater than 90 days represent 7%, 14%, and 3% as of December 31, 2025, 2024 and 2023, respectively.
ii.Movement in the allowance for expected credit losses
Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of the operating lease receivable.
The following table shows the movement in the allowance for expected credit losses that has been recognized for the lease receivable:

	December 31, 2025	December 31, 2024	December 31, 2023

Balance as of January 1	$2,042,188	$2,536,893	$1,916,124
Increase in loss allowance arising from new financial assets recognized in the year	1,051,920	1,652,716	1,615,852
Decrease in loss allowance from derecognition of financial assets in the year	(2,063,723)	(2,147,421)	(995,083)

Balance as of December 31, 2025	$1,030,385	$2,042,188	$2,536,893
iii.Client concentration risk
As of December 31, 2025, 2024 and 2023 one of the Entity’s clients represent for 51% or $4,515,994, 63% or $2,970,380 and 45% or $4,525,100, respectively, of the operating lease receivables balance. The same client accounted for 4%, 5%, and 5% of the total rental income of Entity for the years ended December 31, 2025, 2024 and 2023, respectively. No other client represented more than 10% of the Entity’s total rental income during the years ended December 31, 2025, 2024 and 2023.
iv.Leasing agreements
Operating leases relate to non-cancellable lease agreements over the investment properties owned by the Entity, which generally have terms ranging between 5 to 15 years, with options to extend the term up to a total term of 20 years. Rents are customarily payable on a monthly basis, and are adjusted annually according to applicable inflation rates (US and Mexican inflation indices). Security deposits are typically equal to one or two-months’ rent. Obtaining property insurance (third party liability) and operating maintenance are obligations of the tenants.
All lease agreements include a rescission clause that entitles the Entity to collect all unpaid rents during the remaining term of the lease agreement in the event that the client defaults in its rental payments, vacates the properties, terminates the lease agreement or enters into bankruptcy or insolvency proceedings. All lease agreements are classified as operating leases and do not include purchase options.
v.Non-cancellable operating lease receivables
Future minimum lease payments receivable under non-cancellable operating lease agreements are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

Not later than 1 year	$262,387,963	$245,419,836	$204,723,974
Later than 1 year and not later than 2 years	232,726,281	219,689,252	185,428,586
Later than 2 years and not later than 3 years	205,507,984	188,993,507	159,216,035
Later than 3 years and not later than 4 years	174,301,343	159,770,222	131,910,956
Later than 4 years and not later than 5 years	142,297,376	129,818,124	109,066,450
Later than 5 years	332,774,369	322,152,884	273,646,065

	$1,349,995,316	$1,265,843,825	$1,063,992,066
vi.Prepaid expenses and other current assets

	December 31, 2025	December 31, 2024	December 31, 2023

Advance payments (1)	$—	$—	$19,308,297
Other accounts receivable	1,644,252	814,508	328,082
Property expenses	1,486,890	498,874	1,638,607
Prepaid expenses	1,010,115	806,163	24,406

	$4,141,257	$2,119,545	$21,299,392
1)During the second quarter of 2022 the Entity entered into an agreement for the procurement, and permissioning under certain conditions to acquire several plots of land; if the conditions were met within a period of 18 months, or an additional 18-month extension, the advance payment would be considered part of the final transaction price; otherwise approximately $1 millin would be forfeited and expensed; As of December 31, 2024, the amount was recovered.
The Entity as lessee
1.Right-of-use asset:

Rights-of-use	January 1, 2025	Additions	Disposals	December 31, 2025

Office space	$2,552,121	$1,276,841	$-	$3,828,962
Vehicles and office furniture	1,154,358	365,956	-	1,520,314

Cost of rights-of-use	$3,706,479	$1,642,797	$-	$5,349,276

Depreciation of rights-of-use	January 1, 2025	Additions	Disposals	December 31, 2025

Office space	$(2,395,065)	$(441,123)	$-	$(2,836,188)
Vehicles and office furniture	(777,622)	(316,251)	-	(1,093,873)
Accumulated depreciation	(3,172,687)	(757,374)	-	(3,930,061)

Total	$533,792	$885,423	$-	$1,419,215

Rights-of-use	January 1, 2024	Additions	Disposals	December 31, 2024

Office space	$2,552,121	$—	$-	$2,552,121
Vehicles and office furniture	791,773	362,585	-	1,154,358

Cost of rights-of-use	$3,343,894	$362,585	$-	$3,706,479

Depreciation of rights-of-use

Office space	$(1,961,025)	$(434,040)	$-	$(2,395,065)
Vehicles and office furniture	(548,670)	(228,952)	-	(777,622)
Accumulated depreciation	(2,509,695)	(662,992)	-	(3,172,687)

Total	$834,199	$(300,407)	$-	$533,792

Rights-of-use	January 1, 2023	Additions	Disposals	December 31, 2023

Office space	$2,552,121	$—	$-	$2,552,121
Vehicles and office furniture	791,773	—	-	791,773

Cost of rights-of-use	$3,343,894	$—	$-	$3,343,894

Depreciation of rights-of-use

Office space	$(1,508,871)	$(452,154)	$-	$(1,961,025)
Vehicles and office furniture	(417,078)	(131,592)	-	(548,670)
Accumulated depreciation	(1,925,949)	(583,746)	-	(2,509,695)

Total	$1,417,945	$(583,746)	$-	$834,199
2.Lease obligations:

	January 1, 2025	Additions	Disposals	Interests accrued	Repayments	December 31, 2025

Lease liabilities	$558,116	$1,642,797	$	$89,414	$(834,281)	$1,456,046

	January 1, 2024	Additions	Disposals	Interests accrued	Repayments	December 31, 2024

Lease liabilities	$897,651	$362,585	$-	$88,691	$(790,811)	$558,116

	January 1, 2023	Additions	Disposals	Interests accrued	Repayments	December 31, 2023

Lease liabilities	$1,503,939	$-	$-	$103,611	$(709,899)	$897,651
3.Maturity analysis of lease liabilities:

Finance lease liabilities	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023

Less than 1 year	$717,288	$445,054	$662,388
Later than 1 year and not later than 5 years	864,080	161,166	301,099
	1,581,368	606,220	963,487
Less: future finance cost	(125,322)	(48,104)	(65,836)

Total lease liability	$1,456,046	$558,116	$897,651

Lease - short term	$641,300	$408,373	$607,481
Lease liabilities- long term	814,746	149,743	290,170

Total lease liability	$1,456,046	$558,116	$897,651